Business combinations and acquisition of non-controlling interests - Summary of Fair Value Measurement of Contingent Consideration And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Contingent consideration and liabilities, beginning balance	€ 28,908	€ 24,354	€ 23,526
Liabilities arising on business combination	23,080	12,046	10,298
Movements during the year	(5,884)	(7,492)	(9,470)
Contingent consideration and liabilities, ending balance	€ 46,104	€ 28,908	€ 24,354